Business combinations - Acquisitions in 2019 - Fair value of the assets and liabilities recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Mar. 07, 2019
Assets
Right-of-use asset	$ 8,778	$ 4,684
Liabilities
Lease liabilities	$ 8,379	$ 4,436
Summa Equity Holding AB group
Assets
Intangible assets, excluding goodwill			$ 149,831
Property plant and equipment			2,597
Right-of-use asset			2,740
Financial assets			64
Inventories			9,104
Accounts receivables			4,075
Other receivables			9,794
Prepaid expenses and contract assets			466
Cash at bank and in hand			10,187
Total Assets			188,858
Liabilities
Lease liabilities			2,682
Deferred tax liabilities			32,461
Accounts payable			1,835
Current tax liabilities			1,321
Other current liabilities			8,945
Accrued expenses and contract liabilities			3,355
Total Liabilities			50,599
Total identifiable net assets at fair value			138,259
Goodwill arising upon acquisition (Note 12)			161,123
Purchase Consideration Transferred			$ 299,382